Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	30,054,712	24,800,000
Ordinary shares, shares outstanding	20,444,712	15,190,000
Treasury shares, at cost, shares issued	9,610,000	9,610,000